Vanguard Tax-Managed Capital Appreciation Fund

Schedule of Investments (unaudited)
As of March 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)1
Consumer Discretionary (14.6%)
* Amazon.com Inc.	151,290	269,410
Home Depot Inc.	423,386	81,244
Walt Disney Co.	641,980	71,279
Comcast Corp. Class A	1,550,141	61,975
McDonald's Corp.	296,253	56,258
* Netflix Inc.	144,677	51,586
Walmart Inc.	509,671	49,708
Costco Wholesale Corp.	174,500	42,253
NIKE Inc. Class B	467,801	39,394
Lowe's Cos. Inc.	358,256	39,218
Starbucks Corp.	494,854	36,787
* Booking Holdings Inc.	17,190	29,995
Marriott International Inc. Class A	195,907	24,506
TJX Cos. Inc.	425,087	22,619
* O'Reilly Automotive Inc.	53,193	20,655
Ross Stores Inc.	220,764	20,553
* AutoZone Inc.	19,337	19,803
Estee Lauder Cos. Inc. Class A	118,426	19,605
* Charter Communications Inc. Class A	52,089	18,070
Yum! Brands Inc.	157,639	15,734
eBay Inc.	419,017	15,562
* Dollar Tree Inc.	139,588	14,662
Target Corp.	178,342	14,314
Royal Caribbean Cruises Ltd.	111,498	12,780
* CarMax Inc.	174,392	12,173
Sirius XM Holdings Inc.	2,145,991	12,168
General Motors Co.	320,904	11,906
* NVR Inc.	4,280	11,843
* Tesla Inc.	39,804	11,140
DR Horton Inc.	245,646	10,165
Darden Restaurants Inc.	81,164	9,859
Dollar General Corp.	82,281	9,816
Advance Auto Parts Inc.	57,115	9,740
Yum China Holdings Inc.	205,835	9,244
Expedia Group Inc.	75,667	9,004
* WABCO Holdings Inc.	68,139	8,983
MGM Resorts International	344,556	8,841
PVH Corp.	71,126	8,674
Ford Motor Co.	902,931	7,928
* Henry Schein Inc.	125,538	7,546
VF Corp.	86,542	7,521
CBS Corp. Class B	156,526	7,440
Hasbro Inc.	82,555	7,019
PulteGroup Inc.	246,838	6,902
Gentex Corp.	333,376	6,894
Hilton Worldwide Holdings Inc.	81,797	6,798
Hyatt Hotels Corp. Class A	91,607	6,648
* Discovery Communications Inc.	258,103	6,561
Interpublic Group of Cos. Inc.	308,066	6,472

Lennar Corp. Class A	127,963	6,282
* Fox Corp. Class A	170,532	6,260
Las Vegas Sands Corp.	96,094	5,858
BorgWarner Inc.	148,528	5,705
* Mohawk Industries Inc.	44,660	5,634
* Tempur Sealy International Inc.	95,787	5,524
Kohl's Corp.	80,094	5,508
* Lululemon Athletica Inc.	30,628	5,019
* Norwegian Cruise Line Holdings Ltd.	91,284	5,017
Foot Locker Inc.	76,497	4,636
* Chipotle Mexican Grill Inc. Class A	6,455	4,585
* Live Nation Entertainment Inc.	69,870	4,440
Lear Corp.	32,029	4,347
Hanesbrands Inc.	242,675	4,339
* Qurate Retail Group Inc. QVC Group Class A	268,606	4,292
* Visteon Corp.	63,670	4,288
* Liberty Media Corp-Liberty SiriusXM Class C	112,026	4,284
Ralph Lauren Corp. Class A	32,656	4,235
Toll Brothers Inc.	116,147	4,205
Brinker International Inc.	92,751	4,116
* TripAdvisor Inc.	79,927	4,112
Gap Inc.	157,072	4,112
Omnicom Group Inc.	55,214	4,030
Carnival Corp.	77,458	3,929
* Ulta Beauty Inc.	10,922	3,809
KAR Auction Services Inc.	73,720	3,783
* Madison Square Garden Co. Class A	12,602	3,694
Viacom Inc. Class B	128,222	3,599
Vail Resorts Inc.	15,825	3,439
* Bright Horizons Family Solutions Inc.	25,371	3,225
Aptiv plc	40,225	3,197
Wynn Resorts Ltd.	26,550	3,168
* GCI Liberty Inc. Class A	55,413	3,082
Macy's Inc.	127,309	3,059
* Burlington Stores Inc.	18,741	2,936
Best Buy Co. Inc.	40,323	2,865
* Liberty Media Corp-Liberty SiriusXM Class A	71,680	2,737
* Liberty Broadband Corp.	28,874	2,649
* ServiceMaster Global Holdings Inc.	56,498	2,638
* AMC Networks Inc. Class A	45,649	2,591
* Liberty Media Corp-Liberty Formula One	73,464	2,575
John Wiley & Sons Inc. Class A	53,559	2,368
* AutoNation Inc.	63,566	2,271
Harley-Davidson Inc.	60,491	2,157
Tractor Supply Co.	21,921	2,143
News Corp. Class A	168,248	2,093
* Wayfair Inc.	13,449	1,996
* Murphy USA Inc.	23,038	1,973
* Sally Beauty Holdings Inc.	106,842	1,967
Genuine Parts Co.	15,533	1,740
* Liberty Expedia Holdings Inc. Class A	38,701	1,656
AMERCO	4,228	1,571
Polaris Industries Inc.	18,169	1,534
H&R Block Inc.	60,500	1,448
* Under Armour Inc. Class C	76,258	1,439
Nordstrom Inc.	31,966	1,419
* Hilton Grand Vacations Inc.	43,932	1,355

* Liberty Broadband Corp. Class A	13,284	1,217
* Liberty Media Corp-Liberty Formula One Class A	33,487	1,140
* frontdoor Inc.	32,132	1,106
* Urban Outfitters Inc.	35,794	1,061
* Floor & Decor Holdings Inc. Class A	24,627	1,015
* LKQ Corp.	35,581	1,010
* Under Armour Inc. Class A	47,666	1,008
Tapestry Inc.	30,032	976
* Garrett Motion Inc.	65,932	971
* Grand Canyon Education Inc.	8,385	960
Domino's Pizza Inc.	3,700	955
Graham Holdings Co. Class B	1,333	911
Pool Corp.	5,200	858
* Discovery Communications Inc. Class A	31,235	844
* Mattel Inc.	63,460	825
* Skechers U.S.A. Inc. Class A	23,008	773
Lennar Corp. Class B	19,693	770
* Michaels Cos. Inc.	55,537	634
* Caesars Entertainment Corp.	67,400	586
* Capri Holdings Ltd.	11,200	512
* DISH Network Corp. Class A	15,243	483
Fortune Brands Home & Security Inc.	8,681	413
* Vista Outdoor Inc.	38,139	305
* 2U Inc.	2,338	166
		1,485,687
Consumer Staples (5.8%)
Procter & Gamble Co.	939,282	97,732
Coca-Cola Co.	1,242,627	58,230
PepsiCo Inc.	474,419	58,140
Philip Morris International Inc.	430,291	38,033
Altria Group Inc.	559,814	32,150
Mondelez International Inc. Class A	622,552	31,078
Colgate-Palmolive Co.	382,064	26,187
CVS Health Corp.	385,254	20,777
Walgreens Boots Alliance Inc.	296,055	18,731
* Monster Beverage Corp.	330,142	18,019
Constellation Brands Inc. Class A	86,878	15,232
McCormick & Co. Inc.	86,333	13,004
Church & Dwight Co. Inc.	175,325	12,488
Clorox Co.	75,875	12,175
Tyson Foods Inc. Class A	174,713	12,130
Brown-Forman Corp. Class B	220,803	11,654
Archer-Daniels-Midland Co.	254,573	10,980
Kroger Co.	429,839	10,574
Hormel Foods Corp.	226,164	10,123
Hershey Co.	80,963	9,297
JM Smucker Co.	58,056	6,764
Kimberly-Clark Corp.	54,013	6,692
Ingredion Inc.	65,214	6,175
General Mills Inc.	108,267	5,603
Molson Coors Brewing Co. Class B	82,455	4,918
* Post Holdings Inc.	41,726	4,565
Campbell Soup Co.	103,441	3,944
Keurig Dr Pepper Inc.	139,861	3,912
* Herbalife Nutrition Ltd.	68,466	3,628
Kraft Heinz Co.	105,916	3,458
Energizer Holdings Inc.	76,802	3,451

* TreeHouse Foods Inc.	47,993	3,098
Sysco Corp.	42,796	2,857
* Edgewell Personal Care Co.	61,803	2,713
* US Foods Holding Corp.	71,400	2,493
Lamb Weston Holdings Inc.	25,792	1,933
* Sprouts Farmers Market Inc.	70,902	1,527
Kellogg Co.	25,140	1,443
Bunge Ltd.	26,105	1,385
* Pilgrim's Pride Corp.	38,945	868
* Hain Celestial Group Inc.	21,325	493
Seaboard Corp.	6	26
		588,680
Energy (5.1%)
Exxon Mobil Corp.	1,685,748	136,208
Chevron Corp.	762,544	93,930
ConocoPhillips	483,831	32,291
EOG Resources Inc.	232,348	22,115
Phillips 66	219,404	20,881
Occidental Petroleum Corp.	263,460	17,441
Valero Energy Corp.	178,997	15,184
Marathon Petroleum Corp.	245,919	14,718
Halliburton Co.	476,490	13,961
Pioneer Natural Resources Co.	82,896	12,623
Diamondback Energy Inc.	119,352	12,118
Kinder Morgan Inc.	524,756	10,500
Schlumberger Ltd.	232,668	10,137
Concho Resources Inc.	90,952	10,092
Anadarko Petroleum Corp.	216,689	9,855
Cabot Oil & Gas Corp.	330,013	8,613
Williams Cos. Inc.	274,180	7,874
Hess Corp.	106,613	6,421
* WPX Energy Inc.	475,894	6,239
* Continental Resources Inc.	139,280	6,236
* Cheniere Energy Inc.	87,549	5,985
ONEOK Inc.	79,477	5,551
Patterson-UTI Energy Inc.	333,043	4,669
Cimarex Energy Co.	59,001	4,124
Marathon Oil Corp.	177,370	2,964
* First Solar Inc.	45,956	2,428
Helmerich & Payne Inc.	43,172	2,399
Devon Energy Corp.	73,081	2,306
HollyFrontier Corp.	41,277	2,034
* QEP Resources Inc.	252,957	1,971
* Transocean Ltd.	208,284	1,814
EQT Corp.	84,111	1,745
Equitrans Midstream Corp.	62,775	1,367
Murphy Oil Corp.	44,120	1,293
* Weatherford International plc	1,702,306	1,188
National Oilwell Varco Inc.	42,157	1,123
* Whiting Petroleum Corp.	35,485	928
* Antero Resources Corp.	104,023	919
* CNX Resources Corp.	70,857	763
* Parsley Energy Inc. Class A	39,538	763
SM Energy Co.	37,824	662
PBF Energy Inc. Class A	21,053	656
* Extraction Oil & Gas Inc.	142,535	603
* Centennial Resource Development Inc. Class A	65,618	577

* Chesapeake Energy Corp.	176,966	549
* Apergy Corp.	11,015	452
Kosmos Energy Ltd.	53,618	334
		517,604
Financial Services (20.1%)
* Berkshire Hathaway Inc. Class B	698,872	140,396
JPMorgan Chase & Co.	1,233,978	124,916
Visa Inc. Class A	678,810	106,023
Bank of America Corp.	3,470,166	95,742
Mastercard Inc. Class A	361,340	85,078
Wells Fargo & Co.	1,523,404	73,611
Citigroup Inc.	979,532	60,946
* PayPal Holdings Inc.	528,692	54,899
American Tower Corp.	190,453	37,531
American Express Co.	298,005	32,572
Goldman Sachs Group Inc.	151,232	29,035
S&P Global Inc.	131,101	27,603
* Fiserv Inc.	290,588	25,653
Aon plc	133,659	22,816
Simon Property Group Inc.	121,607	22,158
Morgan Stanley	523,116	22,076
Charles Schwab Corp.	503,685	21,538
* SBA Communications Corp. Class A	103,311	20,627
Intercontinental Exchange Inc.	267,698	20,383
Crown Castle International Corp.	158,278	20,260
US Bancorp	415,446	20,020
Progressive Corp.	276,677	19,946
MSCI Inc. Class A	94,720	18,834
Aflac Inc.	363,961	18,198
Global Payments Inc.	125,815	17,176
Equinix Inc.	35,148	15,928
Fidelity National Information Services Inc.	139,105	15,733
American International Group Inc.	361,346	15,560
E*TRADE Financial Corp.	323,337	15,013
Travelers Cos. Inc.	106,100	14,553
Prudential Financial Inc.	157,413	14,463
Discover Financial Services	199,402	14,189
Moody's Corp.	78,103	14,144
AvalonBay Communities Inc.	69,041	13,859
Prologis Inc.	192,150	13,825
Public Storage	63,384	13,804
SunTrust Banks Inc.	232,493	13,775
Total System Services Inc.	142,858	13,573
* CBRE Group Inc. Class A	271,043	13,403
CME Group Inc.	78,729	12,957
Equity Residential	165,488	12,465
* Worldpay Inc. Class A	106,592	12,098
Chubb Ltd.	84,602	11,851
Ameriprise Financial Inc.	90,241	11,560
Essex Property Trust Inc.	39,573	11,446
State Street Corp.	170,382	11,213
First Republic Bank	110,939	11,145
Boston Properties Inc.	82,783	11,083
Equity LifeStyle Properties Inc.	95,897	10,961
* Arch Capital Group Ltd.	328,685	10,623
Allstate Corp.	112,573	10,602
Nasdaq Inc.	118,042	10,328

PNC Financial Services Group Inc.	83,793	10,278
Capital One Financial Corp.	122,398	9,999
T. Rowe Price Group Inc.	99,855	9,997
* Markel Corp.	9,893	9,856
Brown & Brown Inc.	331,915	9,795
Bank of New York Mellon Corp.	191,392	9,652
MetLife Inc.	226,522	9,643
Torchmark Corp.	114,540	9,387
TD Ameritrade Holding Corp.	185,333	9,265
WR Berkley Corp.	108,858	9,222
Fifth Third Bancorp	364,320	9,188
Equifax Inc.	77,406	9,173
* Alleghany Corp.	14,945	9,152
Reinsurance Group of America Inc. Class A	64,111	9,102
BlackRock Inc.	21,245	9,079
Extra Space Storage Inc.	89,010	9,071
Zions Bancorp NA	197,861	8,985
Popular Inc.	169,272	8,824
Lincoln National Corp.	149,371	8,768
Synchrony Financial	257,073	8,201
Digital Realty Trust Inc.	68,708	8,176
M&T Bank Corp.	51,524	8,090
Welltower Inc.	103,325	8,018
Commerce Bancshares Inc.	136,453	7,922
BB&T Corp.	166,899	7,766
Apartment Investment & Management Co.	154,271	7,758
Assurant Inc.	80,896	7,678
KeyCorp	482,013	7,592
Jones Lang LaSalle Inc.	48,626	7,497
American Homes 4 Rent Class A	329,423	7,485
Lamar Advertising Co. Class A	94,236	7,469
Raymond James Financial Inc.	92,342	7,425
Douglas Emmett Inc.	183,654	7,423
SLM Corp.	724,811	7,183
Loews Corp.	149,641	7,172
American Financial Group Inc.	74,445	7,162
Mid-America Apartment Communities Inc.	64,098	7,008
Jack Henry & Associates Inc.	49,725	6,899
SEI Investments Co.	131,714	6,882
Federal Realty Investment Trust	49,202	6,783
East West Bancorp Inc.	138,446	6,641
Alexandria Real Estate Equities Inc.	45,800	6,529
Franklin Resources Inc.	196,845	6,523
Broadridge Financial Solutions Inc.	60,381	6,261
* FleetCor Technologies Inc.	25,371	6,256
Hanover Insurance Group Inc.	53,554	6,114
White Mountains Insurance Group Ltd.	6,525	6,039
* Howard Hughes Corp.	53,766	5,914
Principal Financial Group Inc.	117,718	5,908
Host Hotels & Resorts Inc.	310,512	5,869
Ventas Inc.	90,000	5,743
Unum Group	169,134	5,722
Signature Bank	44,546	5,705
Marsh & McLennan Cos. Inc.	58,704	5,512
* Euronet Worldwide Inc.	36,778	5,244
Camden Property Trust	50,145	5,090
Cullen/Frost Bankers Inc.	50,546	4,907

Equity Commonwealth	148,001	4,838
TFS Financial Corp.	291,707	4,804
First Horizon National Corp.	331,147	4,629
* CoreLogic Inc.	123,601	4,605
Hartford Financial Services Group Inc.	84,281	4,190
Annaly Capital Management Inc.	406,932	4,065
Associated Banc-Corp	188,712	4,029
Weyerhaeuser Co.	150,490	3,964
Eaton Vance Corp.	97,998	3,950
Invitation Homes Inc.	159,763	3,887
Affiliated Managers Group Inc.	36,135	3,870
CNA Financial Corp.	77,664	3,367
BOK Financial Corp.	40,381	3,293
* Square Inc.	43,190	3,236
Interactive Brokers Group Inc.	61,982	3,216
Hospitality Properties Trust	118,958	3,130
Voya Financial Inc.	61,728	3,084
Realty Income Corp.	40,900	3,009
Jefferies Financial Group Inc.	150,514	2,828
SL Green Realty Corp.	31,358	2,820
Retail Properties of America Inc.	229,293	2,795
Alliance Data Systems Corp.	14,368	2,514
Northern Trust Corp.	26,537	2,399
Santander Consumer USA Holdings Inc.	109,418	2,312
People's United Financial Inc.	134,021	2,203
Bank of Hawaii Corp.	24,844	1,959
Fidelity National Financial Inc.	49,029	1,792
OneMain Holdings Inc.	56,030	1,779
Paramount Group Inc.	122,100	1,733
Ally Financial Inc.	61,797	1,699
* WEX Inc.	8,803	1,690
Navient Corp.	140,412	1,625
* First Data Corp. Class A	57,229	1,503
* Credit Acceptance Corp.	3,250	1,469
* Zillow Group Inc.	41,727	1,450
Duke Realty Corp.	40,874	1,250
Vornado Realty Trust	17,824	1,202
* Athene Holding Ltd. Class A	27,495	1,122
TransUnion	16,149	1,079
VICI Properties Inc.	45,019	985
Lazard Ltd. Class A	26,995	976
Iron Mountain Inc.	26,870	953
* Brighthouse Financial Inc.	25,748	934
* Zillow Group Inc. Class A	25,915	886
Taubman Centers Inc.	16,722	884
Park Hotels & Resorts Inc.	21,100	656
AXA Equitable Holdings Inc.	30,890	622
* SVB Financial Group	2,756	613
Healthcare Trust of America Inc. Class A	19,811	566
* Texas Capital Bancshares Inc.	9,644	526
Outfront Media Inc.	21,544	504
AGNC Investment Corp.	24,830	447
Western Union Co.	21,993	406
* Western Alliance Bancorp	5,500	226
* Fair Isaac Corp.	500	136
		2,042,902

Health Care (13.5%)
Johnson & Johnson	1,018,674	142,400
Pfizer Inc.	2,048,246	86,989
UnitedHealth Group Inc.	330,684	81,765
Merck & Co. Inc.	890,487	74,062
Amgen Inc.	247,005	46,926
AbbVie Inc.	547,331	44,109
Abbott Laboratories	543,196	43,423
Thermo Fisher Scientific Inc.	157,208	43,031
Medtronic plc	464,846	42,338
Eli Lilly & Co.	317,099	41,147
Anthem Inc.	111,424	31,977
Becton Dickinson and Co.	126,998	31,715
Danaher Corp.	239,609	31,633
Gilead Sciences Inc.	484,837	31,519
* Boston Scientific Corp.	787,008	30,205
Cigna Corp.	182,518	29,353
* Celgene Corp.	284,448	26,835
Zoetis Inc.	251,916	25,360
* Vertex Pharmaceuticals Inc.	123,427	22,704
Stryker Corp.	114,258	22,568
* Biogen Inc.	89,106	21,063
Humana Inc.	68,633	18,256
Bristol-Myers Squibb Co.	373,237	17,807
Agilent Technologies Inc.	203,841	16,385
* Illumina Inc.	47,338	14,708
* Intuitive Surgical Inc.	24,110	13,757
Baxter International Inc.	168,307	13,685
Allergan plc	91,418	13,385
Cooper Cos. Inc.	44,327	13,128
Teleflex Inc.	42,813	12,936
Zimmer Biomet Holdings Inc.	99,842	12,750
PerkinElmer Inc.	113,974	10,983
* Laboratory Corp. of America Holdings	70,291	10,753
* Edwards Lifesciences Corp.	55,597	10,637
* Charles River Laboratories International Inc.	73,200	10,632
* QIAGEN NV	247,495	10,068
Universal Health Services Inc. Class B	69,835	9,342
* Exelixis Inc.	385,968	9,186
* Incyte Corp.	105,522	9,076
* Regeneron Pharmaceuticals Inc.	21,193	8,702
AmerisourceBergen Corp. Class A	108,705	8,644
McKesson Corp.	72,969	8,542
* Ionis Pharmaceuticals Inc.	103,849	8,429
* IQVIA Holdings Inc.	57,861	8,323
Bio-Techne Corp.	41,793	8,298
* Centene Corp.	141,484	7,513
Quest Diagnostics Inc.	78,166	7,029
Cardinal Health Inc.	142,431	6,858
* Varian Medical Systems Inc.	48,127	6,821
Bruker Corp.	160,463	6,168
* DexCom Inc.	49,289	5,870
* Cerner Corp.	100,325	5,740
Dentsply Sirona Inc.	110,655	5,487
* WellCare Health Plans Inc.	17,647	4,760
* Veeva Systems Inc. Class A	36,671	4,652
* Alexion Pharmaceuticals Inc.	30,865	4,172

* Hologic Inc.	84,455	4,088
* IDEXX Laboratories Inc.	17,476	3,908
* Alnylam Pharmaceuticals Inc.	41,690	3,896
* Mylan NV	136,162	3,859
* United Therapeutics Corp.	30,818	3,617
* Seattle Genetics Inc.	48,985	3,588
HCA Healthcare Inc.	25,358	3,306
* Bio-Rad Laboratories Inc. Class A	10,613	3,244
* Mallinckrodt plc	142,757	3,104
* Align Technology Inc.	10,563	3,003
* BioMarin Pharmaceutical Inc.	33,228	2,952
STERIS plc	20,974	2,685
* ABIOMED Inc.	8,504	2,429
* Elanco Animal Health Inc.	71,807	2,303
* Exact Sciences Corp.	22,681	1,965
* Premier Inc. Class A	56,446	1,947
* Neurocrine Biosciences Inc.	20,986	1,849
* Intercept Pharmaceuticals Inc.	14,795	1,655
* Sarepta Therapeutics Inc.	12,188	1,453
* Catalent Inc.	35,586	1,444
* Varex Imaging Corp.	38,098	1,291
* Sage Therapeutics Inc.	8,068	1,283
Hill-Rom Holdings Inc.	11,794	1,249
* DaVita Inc.	22,864	1,241
West Pharmaceutical Services Inc.	10,021	1,104
Patterson Cos. Inc.	48,937	1,069
* Agios Pharmaceuticals Inc.	15,568	1,050
* Jazz Pharmaceuticals plc	7,228	1,033
* Bluebird Bio Inc.	5,686	895
* Acadia Healthcare Co. Inc.	28,429	833
* Molina Healthcare Inc.	5,432	771
* Alkermes plc	20,071	732
* ICU Medical Inc.	2,678	641
* Nektar Therapeutics Class A	18,368	617
* Integra LifeSciences Holdings Corp.	10,331	576
* Masimo Corp.	3,665	507
* Brookdale Senior Living Inc.	76,199	501
* MEDNAX Inc.	18,110	492
* Insulet Corp.	4,517	430
Cantel Medical Corp.	6,116	409
* Penumbra Inc.	2,782	409
* Moderna Inc.	15,360	313
Chemed Corp.	908	291
* PRA Health Sciences Inc.	1,400	154
		1,368,790
Materials & Processing (3.2%)
DowDuPont Inc.	911,861	48,611
Linde plc	135,202	23,786
Ecolab Inc.	124,829	22,037
Sherwin-Williams Co.	43,298	18,649
Ball Corp.	218,687	12,653
Lennox International Inc.	46,508	12,297
Newmont Mining Corp.	319,049	11,412
LyondellBasell Industries NV Class A	135,541	11,396
FMC Corp.	139,839	10,743
Vulcan Materials Co.	90,102	10,668
Celanese Corp. Class A	107,478	10,598

	Martin Marietta Materials Inc.	49,467	9,952
	Fastenal Co.	132,144	8,498
	Albemarle Corp.	98,036	8,037
	Armstrong World Industries Inc.	98,525	7,825
	Southern Copper Corp.	179,521	7,123
	Air Products & Chemicals Inc.	36,714	7,011
*	Crown Holdings Inc.	121,409	6,625
	Sealed Air Corp.	126,208	5,813
	Freeport-McMoRan Inc.	441,979	5,697
	WR Grace & Co.	70,376	5,492
	Owens Corning	107,734	5,077
	Reliance Steel & Aluminum Co.	50,794	4,585
	Scotts Miracle-Gro Co.	57,483	4,517
	Nucor Corp.	73,753	4,304
	Valmont Industries Inc.	30,964	4,028
	Westlake Chemical Corp.	57,812	3,923
	PPG Industries Inc.	32,843	3,707
	Packaging Corp. of America	30,068	2,988
	Owens-Illinois Inc.	143,886	2,731
	CF Industries Holdings Inc.	60,783	2,485
	Mosaic Co.	86,822	2,371
	Eagle Materials Inc.	27,109	2,285
*	AdvanSix Inc.	78,537	2,244
	International Paper Co.	41,378	1,915
*	Livent Corp.	154,509	1,897
	USG Corp.	39,863	1,726
*	Alcoa Corp.	60,974	1,717
	Eastman Chemical Co.	22,372	1,698
*	Berry Global Group Inc.	25,910	1,396
	Hexcel Corp.	18,291	1,265
	Versum Materials Inc.	24,784	1,247
*	Axalta Coating Systems Ltd.	44,269	1,116
	Royal Gold Inc.	10,783	981
	United States Steel Corp.	40,314	786
*	Element Solutions Inc.	74,162	749
*	Univar Inc.	19,164	425
			327,086
Other (0.0%)
	Takeda Pharmaceutical Co. Ltd. ADR	26,368	537
*	Lyft Inc. Class A	635	50
*,§ Herbalife Ltd. CVR		1,809	18
*,§ American International Group Inc. Warrants
	Exp. 01/19/2021	6,859	—
			605
Producer Durables (10.8%)
	Boeing Co.	223,105	85,097
	Union Pacific Corp.	285,231	47,691
	United Technologies Corp.	314,383	40,521
	3M Co.	152,592	31,706
	Honeywell International Inc.	198,844	31,600
	Accenture plc Class A	168,878	29,726
	CSX Corp.	370,652	27,732
	Norfolk Southern Corp.	126,078	23,563
	Caterpillar Inc.	158,610	21,490
	Illinois Tool Works Inc.	144,066	20,678
	FedEx Corp.	112,673	20,440

Northrop Grumman Corp.	73,450	19,802
General Dynamics Corp.	116,508	19,722
* TransDigm Group Inc.	42,409	19,253
General Electric Co.	1,913,388	19,115
* Mettler-Toledo International Inc.	26,280	19,000
* Copart Inc.	312,132	18,912
Roper Technologies Inc.	54,880	18,767
Verisk Analytics Inc. Class A	139,675	18,577
Delta Air Lines Inc.	357,629	18,472
United Parcel Service Inc. Class B	156,760	17,516
* Waters Corp.	68,713	17,296
Southwest Airlines Co.	321,944	16,712
Lockheed Martin Corp.	53,808	16,151
Cintas Corp.	77,072	15,577
Waste Management Inc.	149,550	15,540
* United Continental Holdings Inc.	190,400	15,190
Raytheon Co.	82,709	15,060
Deere & Co.	87,207	13,939
Automatic Data Processing Inc.	86,334	13,791
AMETEK Inc.	157,260	13,048
Parker-Hannifin Corp.	70,977	12,181
Old Dominion Freight Line Inc.	83,077	11,995
IDEX Corp.	78,733	11,947
Emerson Electric Co.	170,314	11,661
L3 Technologies Inc.	55,607	11,476
* Keysight Technologies Inc.	131,412	11,459
Fortive Corp.	129,305	10,847
Expeditors International of Washington Inc.	142,407	10,809
Eaton Corp. plc	132,269	10,656
Jacobs Engineering Group Inc.	141,129	10,611
PACCAR Inc.	147,855	10,075
Huntington Ingalls Industries Inc.	48,395	10,027
Toro Co.	142,398	9,803
* HD Supply Holdings Inc.	204,580	8,869
Textron Inc.	174,210	8,825
Landstar System Inc.	78,365	8,572
Cummins Inc.	52,527	8,292
* CoStar Group Inc.	17,618	8,217
FLIR Systems Inc.	172,564	8,211
JB Hunt Transport Services Inc.	78,704	7,972
Xylem Inc.	98,143	7,757
AGCO Corp.	110,710	7,700
* Zebra Technologies Corp.	36,722	7,694
WW Grainger Inc.	25,446	7,657
Carlisle Cos. Inc.	61,798	7,578
BWX Technologies Inc.	146,472	7,262
Genpact Ltd.	193,618	6,811
Robert Half International Inc.	102,688	6,691
Wabtec Corp.	90,723	6,688
Oshkosh Corp.	83,375	6,264
Donaldson Co. Inc.	115,583	5,786
ManpowerGroup Inc.	60,005	4,962
Graco Inc.	98,621	4,884
Xerox Corp.	151,726	4,852
* Welbilt Inc.	295,898	4,847
Flowserve Corp.	92,821	4,190
CH Robinson Worldwide Inc.	47,117	4,099

ITT Inc.	68,646	3,981
Stanley Black & Decker Inc.	29,193	3,975
* Kirby Corp.	48,966	3,678
MSC Industrial Direct Co. Inc. Class A	44,029	3,642
Terex Corp.	113,215	3,638
Allison Transmission Holdings Inc.	76,765	3,448
HEICO Corp.	33,578	3,186
* Middleby Corp.	22,347	2,906
nVent Electric plc	106,635	2,877
Republic Services Inc. Class A	31,721	2,550
Quanta Services Inc.	62,470	2,358
* Genesee & Wyoming Inc. Class A	26,261	2,288
* Clean Harbors Inc.	31,830	2,277
* Conduent Inc.	161,651	2,236
* Teledyne Technologies Inc.	9,363	2,219
* Sensata Technologies Holding plc	43,961	1,979
* Trimble Inc.	46,603	1,883
* Stericycle Inc.	32,970	1,794
Johnson Controls International plc	46,195	1,706
Spirit AeroSystems Holdings Inc. Class A	17,184	1,573
* Spirit Airlines Inc.	24,847	1,313
* AECOM	42,191	1,252
Allegion plc	13,639	1,237
* Resideo Technologies Inc.	54,989	1,061
* WESCO International Inc.	19,082	1,012
* Colfax Corp.	19,534	580
Fluor Corp.	12,087	445
Ryder System Inc.	7,145	443
* United Rentals Inc.	3,864	441
		1,091,889
Technology (21.7%)
Apple Inc.	1,819,403	345,596
Microsoft Corp.	2,792,595	329,359
* Facebook Inc. Class A	884,436	147,427
* Alphabet Inc. Class A	109,928	129,373
* Alphabet Inc. Class C	110,028	129,097
Intel Corp.	1,697,881	91,176
Cisco Systems Inc.	1,581,890	85,406
* Adobe Inc.	214,244	57,094
Oracle Corp.	918,193	49,316
* salesforce.com Inc.	298,010	47,196
Broadcom Inc.	146,947	44,188
NVIDIA Corp.	238,396	42,806
International Business Machines Corp.	303,182	42,779
Texas Instruments Inc.	391,515	41,528
Intuit Inc.	131,867	34,471
QUALCOMM Inc.	503,369	28,707
* Autodesk Inc.	139,554	21,745
Applied Materials Inc.	533,823	21,171
* Cadence Design Systems Inc.	326,173	20,715
Cognizant Technology Solutions Corp. Class A	260,512	18,874
Lam Research Corp.	98,784	17,683
* Synopsys Inc.	146,328	16,850
* Micron Technology Inc.	402,810	16,648
Amphenol Corp. Class A	173,277	16,364
Corning Inc.	476,787	15,782
Analog Devices Inc.	133,394	14,042

Activision Blizzard Inc.	301,300	13,718
Hewlett Packard Enterprise Co.	857,462	13,231
* ServiceNow Inc.	53,056	13,078
KLA-Tencor Corp.	97,261	11,614
Xilinx Inc.	91,124	11,554
Citrix Systems Inc.	112,071	11,169
* Teradata Corp.	245,863	10,732
* Workday Inc. Class A	54,386	10,488
Teradyne Inc.	262,921	10,475
NetApp Inc.	140,673	9,754
DXC Technology Co.	147,248	9,470
* Arrow Electronics Inc.	120,503	9,286
* IAC/InterActiveCorp	40,904	8,594
Symantec Corp.	370,521	8,518
HP Inc.	434,070	8,434
Juniper Networks Inc.	313,167	8,290
Dolby Laboratories Inc. Class A	130,280	8,204
* Gartner Inc.	52,420	7,951
CDK Global Inc.	130,205	7,659
* Twitter Inc.	229,927	7,560
* Palo Alto Networks Inc.	30,899	7,505
NXP Semiconductors NV	84,460	7,465
* VeriSign Inc.	40,531	7,359
* Advanced Micro Devices Inc.	287,962	7,349
SS&C Technologies Holdings Inc.	104,234	6,639
* Fortinet Inc.	74,145	6,226
Motorola Solutions Inc.	42,782	6,007
* Electronic Arts Inc.	56,633	5,756
* Atlassian Corp. plc Class A	49,210	5,531
* Tableau Software Inc. Class A	43,173	5,495
* Black Knight Inc.	95,637	5,212
Western Digital Corp.	106,868	5,136
VMware Inc. Class A	27,507	4,965
Avnet Inc.	113,116	4,906
* ANSYS Inc.	26,362	4,817
* Zynga Inc. Class A	837,118	4,462
Microchip Technology Inc.	52,172	4,328
* GoDaddy Inc. Class A	53,769	4,043
* Guidewire Software Inc.	38,867	3,776
* ARRIS International plc	112,304	3,550
* PTC Inc.	38,386	3,538
* Dell Technologies Inc.	57,677	3,385
* NCR Corp.	112,600	3,073
* Arista Networks Inc.	9,222	2,900
* Splunk Inc.	22,592	2,815
* Ultimate Software Group Inc.	8,191	2,704
* Red Hat Inc.	13,884	2,537
Harris Corp.	15,675	2,504
Skyworks Solutions Inc.	29,892	2,466
Match Group Inc.	41,570	2,353
* Twilio Inc. Class A	18,038	2,330
* IHS Markit Ltd.	42,432	2,307
Universal Display Corp.	15,011	2,294
* ON Semiconductor Corp.	100,924	2,076
* Qorvo Inc.	27,389	1,965
* Nutanix Inc.	50,624	1,911
* Covetrus Inc.	59,817	1,905

* Manhattan Associates Inc.	31,984	1,763
* F5 Networks Inc.	11,017	1,729
* Zendesk Inc.	19,211	1,633
* Okta Inc.	19,696	1,629
* Groupon Inc. Class A	455,436	1,617
Leidos Holdings Inc.	24,871	1,594
Perspecta Inc.	71,796	1,452
* FireEye Inc.	85,992	1,444
* Tyler Technologies Inc.	6,829	1,396
* Akamai Technologies Inc.	18,515	1,328
* IPG Photonics Corp.	8,107	1,231
* Nuance Communications Inc.	68,692	1,163
Cognex Corp.	20,060	1,020
Amdocs Ltd.	11,987	649
* CommScope Holding Co. Inc.	22,383	486
* Coherent Inc.	3,388	480
* SolarWinds Corp.	20,844	407
* EchoStar Corp. Class A	11,059	403
* GrubHub Inc.	5,200	361
* Aspen Technology Inc.	2,900	302
* Take-Two Interactive Software Inc.	3,000	283
* RingCentral Inc. Class A	2,286	246
* Pure Storage Inc. Class A	10,200	222
* Paycom Software Inc.	1,000	189
* EPAM Systems Inc.	800	135
* RealPage Inc.	2,104	128
* Proofpoint Inc.	1,000	121
* DocuSign Inc. Class A	2,200	114
		2,202,287
Utilities (5.2%)
Verizon Communications Inc.	1,476,084	87,281
AT&T Inc.	2,659,857	83,413
NextEra Energy Inc.	187,198	36,189
Duke Energy Corp.	313,753	28,238
Dominion Energy Inc.	326,929	25,062
Exelon Corp.	400,155	20,060
Southern Co.	334,385	17,281
Sempra Energy	126,749	15,953
WEC Energy Group Inc.	200,940	15,890
* T-Mobile US Inc.	207,527	14,340
Consolidated Edison Inc.	159,998	13,569
Eversource Energy	181,883	12,905
American Water Works Co. Inc.	121,210	12,637
CMS Energy Corp.	211,659	11,756
Edison International	164,853	10,208
FirstEnergy Corp.	231,746	9,643
Atmos Energy Corp.	89,294	9,191
UGI Corp.	162,738	9,019
Public Service Enterprise Group Inc.	151,263	8,987
DTE Energy Co.	69,463	8,665
NiSource Inc.	301,013	8,627
CenterPoint Energy Inc.	258,608	7,939
AES Corp.	424,253	7,671
American Electric Power Co. Inc.	88,125	7,380
Aqua America Inc.	193,616	7,055
* Sprint Corp.	1,111,350	6,279
Telephone & Data Systems Inc.	171,826	5,280

	NRG Energy Inc.			111,567	4,739
	Alliant Energy Corp.			89,426	4,215
	Entergy Corp.			43,027	4,115
	PPL Corp.			116,105	3,685
	Evergy Inc.			61,616	3,577
	Vistra Energy Corp.			127,669	3,323
*	United States Cellular Corp.			71,480	3,282
*	Zayo Group Holdings Inc.			55,186	1,568
*	PG&E Corp.			20,693	368
					529,390
Total Common Stocks (Cost $4,309,508)					10,154,920
		Coupon
Temporary Cash Investments (0.0%)1
Money Market Fund (0.0%)
2	Vanguard Market Liquidity Fund	2.554%		312	31

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	2.398%	5/23/19	500	498
	United States Treasury Bill	2.403%	6/6/19	500	498
3	United States Treasury Bill	2.406%	6/20/19	1,100	1,094
					2,090
Total Temporary Cash Investments (Cost $2,122)					2,121
Total Investments (100.0%) (Cost $4,311,630)					10,157,041
Other Assets and Liabilities-Net (0.0%)					866
Net Assets (100%)					10,157,907

* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $50,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	7	993	6

Tax-Managed Capital Appreciation Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

Tax-Managed Capital Appreciation Fund

The following table summarizes the market value of the fund's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,154,902	—	18
Temporary Cash Investments	31	2,090	—
Futures Contracts—Assets[1]	6	—	—
Total	10,154,939	2,090	18
1 Represents variation margin on the last day of the reporting period.